Employee Benefit Plans and Postretirement Benefits (Details 4) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Projected benefit obligations in excess of plan assets
Projected benefit obligation	$ 3,035	$ 2,759
Fair value of plan assets	$ 2,206	$ 2,021